DERIVATIVES, Dedesignated Derivative Assets (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,656	$ 5,929
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Contract notional amount	$ 48,728
Credit risk adjusted fair value	456
Dedesignated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss	$ 0
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Maturity date	Feb. 15, 2022
Contract notional amount	$ 48,728
Credit risk adjusted fair value	436
Accrued interest	20
Loss recognized in accumulated comprehensive loss	$ 0
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rate	0.99%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rate	1.07%